CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Cash flows from operating activities:
Net income	$ 76,717	$ 231,730
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization expense	175,317	48,981
Impairment of right-of-use assets	5,731	5,411
Reduction in carrying value of operating right-of-use assets	30,607	21,367
Unrealized foreign currency gains, net	(7,374)	(3,982)
Loss on issuance of debt	59,460	0
Loss on equity method investments	1,471	83
Stock compensation expense	114,791	20,157
Loss/(gain) on interest rate hedge	891	(725)
Amortization of financing costs	4,448	368
Loss on extinguishment of debt	14,434	0
Deferred taxes	(26,532)	1,416
Other non-cash items	(1,592)	(121)
Changes in operating assets and liabilities, net of acquired assets and assumed liabilities:
Accounts receivable	123,413	24,623
Unbilled revenue	49,203	(17,635)
Unearned revenue	(60,514)	82,386
Other assets and liabilities	(21,147)	(41,446)
Net cash provided by operating activities	539,324	372,613
Cash flows from investing activities:
Purchase of property, plant and equipment	(46,067)	(28,026)
Purchase of subsidiary undertakings, net of cash acquired	(5,914,475)	(37,761)
Purchase of equity method investments	(2,450)	(2,450)
Sale of available for sale investments	17	47,902
Purchase of investments in equity - long term	(2,243)	(2,737)
Net cash used in investing activities	(5,965,218)	(23,072)
Cash flows from financing activities:
Financing related costs	(30,349)	0
Proceeds from exercise of equity compensation	104,070	12,349
Share issue costs	(848)	(10)
Repurchase of ordinary shares	0	(175,000)
Share repurchase costs	0	(140)
Drawdown of bank credit lines and loan facilities, net of debt issuance costs and debt discount withheld	5,905,100	0
Repayment of bank credit lines and loan facilities	(377,780)	0
Net cash provided by (used in) financing activities	5,600,193	(162,801)
Effect of exchange rate movements on cash	(6,080)	946
Net increase in cash and cash equivalents	168,219	187,686
Cash and cash equivalents at beginning of period	840,305	520,309
Cash and cash equivalents at end of period	$ 1,008,524	$ 707,995